Related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 509,660	$ 558,581
Sumitomo Metal Mining Company, Ltd. [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	21,098	11,238
Sociedad Minera Cerro Verde S.A.A.
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	694,328	598,873
Balances payable to related parties [Abstract]
Total accounts payable, short term	3,174	3,426
Sociedad Minera Cerro Verde S.A.A. | Accounts Receivables Non Provisional Pricing [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	93,657	27,499
Sociedad Minera Cerro Verde S.A.A. | Freeport Minerals Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	555,150	551,595
Balances payable to related parties [Abstract]
Amounts payable to related parties	324	269
Sociedad Minera Cerro Verde S.A.A. | Climax Molybdenum Marketing Corporation [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	27,069	23,247
Sociedad Minera Cerro Verde S.A.A. | Freeport-McMoRan Sales Company Inc. [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	2,687	2,666
Sociedad Minera Cerro Verde S.A.A. | Minera Freeport-McMoRan South America Ltda [Member]
Balances payable to related parties [Abstract]
Amounts payable to related parties	163	491
Sociedad Minera Cerro Verde S.A.A. | Embedded derivatives [Member]
Balances receivable from related parties [Abstract]
Amounts receivable, related party transactions	$ 91,011	$ 12,793